Commitments, Guarantees and Contingencies - Funding Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments
Funding commitments	$ 8	$ 57
Commercial mortgage loans
Commitments
Funding commitments	0	48
Affordable housing and other real estate partnerships
Commitments
Funding commitments	$ 8	$ 9